Supplemental Cash Flow Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash paid during the year:
Interest	¥ 1,422	¥ 2,009	¥ 1,433
Income taxes	44,172	36,617	26,112
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	419	489	1,547
Acquisitions of businesses:
Fair value of assets acquired	4,230	31,498	27,329
Fair value of liabilities assumed	(2,258)	(11,803)	(4,793)
Cash acquired	(129)	(3,720)	(4,003)
Payments To Acquire Businesses Net Of Cash Acquired	¥ 1,843	¥ 15,975	¥ 18,533